Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15 – RELATED PARTY TRANSACTIONS

The Company records transactions with various related parties. These related party balances as of December 31, 2024 and 2023 and transactions for the years ended December 31, 2024, 2023 and 2022 are identified as follows:

(1)	Related parties

Name of Related Party	Relationship to the Company
Mr. Hengfang Li	Chief Executive Officer and Chairman of the Board of Directors, and shareholder of the Company
Q Green Techcon Private Limited	A non-controlling shareholder of disposal subsidiary

(2)	Due from related parties

As of December 31, 2024 and 2023, the balance due from related parties was as follows:

	As of December 31, 2024	As of December 31, 2023
Mr. Hengfang Li	$24,048	$358,659

(3)	Sales to related party

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Q Green Techcon Private Limited	$229,600	$-	$--

(4)	Equity grants

On June 4, 2022, the Company issued an aggregate of 1380 Common shares to directors under the 2018 Share Incentive Plan and the 2021 Share Incentive Plan (Note 16).

On March 12, 2023, the Company issued an aggregate of 670 Common shares to directors under the 2022 Share Incentive Plan (Note 16).

On August 12, 2024, the Company issued an aggregate of 1,1000 Common shares to directors under the 2022 Share Incentive Plan (Note 16).